CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 343,994,679	$ 288,651,701
Restricted cash	178,270,427	187,594,816
Accounts receivable trade, net of allowance of $7,956,036 and $9,505,481 on December 31, 2010 and 2011, respectively	292,176,439	169,657,473
Accounts receivable, unbilled	88,503,888
Amount due from related parties	19,835,942	1,355,760
Inventories	296,568,127	272,096,575
Value added tax recoverable	16,974,452	42,296,999
Advances to suppliers, net of allowance of $2,930,978 and $9,458,683 on December 31, 2010 and 2011, respectively	11,309,132	27,320,901
Foreign currency derivative assets	2,726,538	2,182,677
Prepaid expenses and other current assets	45,217,918	43,508,018
Total current assets	1,295,577,542	1,034,664,920
Property, plant and equipment, net	510,069,436	330,459,978
Deferred tax assets	23,226,772	16,725,349
Advances to suppliers, net of allowance of $16,458,564 and $28,665,038 on December 31, 2010 and 2011, respectively	257,821	13,946,324
Prepaid land use right	13,805,283	13,377,894
Investments in affiliates	11,007,725	5,671,159
Intangible assets, net	8,516,234	2,695,312
Goodwill	2,264,847
Other non-current assets	15,083,077	5,826,029
TOTAL ASSETS	1,879,808,737	1,423,366,965
Current liabilities:
Short-term borrowings	743,687,062	540,520,075
Accounts payable	174,429,071	113,404,167
Short-term notes payable	131,568,540	9,969,217
Amounts due to related parties	3,007,809	2,445,020
Other payables	84,675,532	47,876,476
Advances from customers	65,216,074	8,971,102
Foreign currency derivative liabilities		2,452,162
Provision for firm purchase commitments		15,888,507
Other current liabilities	33,863,320	33,806,531
Total current liabilities	1,236,447,408	775,333,257
Accrued warranty costs	47,021,352	31,224,906
Convertible notes	950,301	905,816
Long-term borrowings	88,249,027	69,458,179
Liability for uncertain tax positions	12,300,940	11,460,330
Loss contingency accruals	27,862,017
TOTAL LIABILITIES	1,412,831,045	888,382,488
Commitments and contingencies (Note 18)
Equity:
Common shares - no par value: unlimited authorized shares, 42,893,044 and 43,155,767 shares issued and outstanding at December 31, 2010 and 2011, respectively	502,402,939	501,145,991
Additional paid-in capital	(53,331,445)	(57,392,283)
Retained earnings (Accumulated deficit)	(28,693,433)	62,110,767
Accumulated other comprehensive income	45,555,710	28,461,944
Total Canadian Solar Inc. shareholders' equity	465,933,771	534,326,419
Non-controlling interest	1,043,921	658,058
Total equity	466,977,692	534,984,477
TOTAL LIABILITIES AND EQUITY	$ 1,879,808,737	$ 1,423,366,965